Loan Portfolio and Allowance for Credit Losses, Non-accrual Loans, by Loan Class (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Non accrual loans by loan class [Abstract]
Other real estate owned		$ 194	$ 2,100
Total non-accrual loans		17,663	17,483
Restructured real estate mortgages - 1 to 4 family		3	10
Total nonperforming loans		17,666	17,493
New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	15,062	15,191
Restructured real estate mortgages - 1 to 4 family	[1]	3	10
Total nonperforming loans	[1]	15,065	15,201
Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		2,601	2,292
Restructured real estate mortgages - 1 to 4 family		0	0
Total nonperforming loans		2,601	2,292
Residential Real Estate [Member]
Non accrual loans by loan class [Abstract]
Non accrual residential mortgage loans in the process of foreclosure		6,600	7,400
Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		536	199
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	536	199
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		0	0
Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		314	334
Commercial [Member] | Other [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	0	20
Commercial [Member] | Other [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		314	314
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		13,305	14,345
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	11,324	12,609
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		1,981	1,736
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		279	195
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	235	153
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		44	42
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		3,063	2,304
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	2,816	2,187
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		247	117
Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		166	106
Installment [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	151	23
Installment [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		$ 15	$ 83

[1]	Includes New York, New Jersey, Vermont and Massachusetts.